RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Mr. Guo [Member] USD ($)	Dec. 31, 2012 Mr. Guo [Member] CNY	Dec. 31, 2011 Mr. Guo [Member] CNY	Dec. 31, 2010 Mr. Guo [Member] CNY	Dec. 31, 2012 Mr. Yingjie Wang [Member] USD ($)	Dec. 31, 2012 Mr. Yingjie Wang [Member] CNY	Dec. 31, 2011 Mr. Yingjie Wang [Member] CNY	Dec. 31, 2010 Mr. Yingjie Wang [Member] CNY	Dec. 31, 2012 Chuanxin Sun [Member] USD ($)	Dec. 31, 2012 Chuanxin Sun [Member] CNY	Dec. 31, 2011 Chuanxin Sun [Member] CNY	Dec. 31, 2010 Chuanxin Sun [Member] CNY	Dec. 31, 2012 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Lentuo Ruitong Investment Co., Ltd. [Member] CNY	Dec. 31, 2012 Tianjin Material Group [Member] USD ($)	Dec. 31, 2012 Tianjin Material Group [Member] CNY	Dec. 31, 2011 Tianjin Material Group [Member] CNY	Dec. 31, 2010 Tianjin Material Group [Member] CNY	Dec. 31, 2012 Lentuo Electromechanical [Member] USD ($)	Dec. 31, 2012 Lentuo Electromechanical [Member] CNY	Dec. 31, 2011 Lentuo Electromechanical [Member] CNY	Dec. 31, 2010 Lentuo Electromechanical [Member] CNY	Dec. 31, 2012 Mr. Fuli Guo [Member] USD ($)	Dec. 31, 2012 Mr. Fuli Guo [Member] CNY	Dec. 31, 2011 Mr. Fuli Guo [Member] CNY	Dec. 31, 2010 Mr. Fuli Guo [Member] CNY	Dec. 31, 2012 Haowu [Member] USD ($)	Dec. 31, 2012 Haowu [Member] CNY	Dec. 31, 2011 Haowu [Member] CNY	Dec. 31, 2010 Haowu [Member] CNY	Dec. 31, 2012 Beijing Lentuo Cultural Development Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Lentuo Cultural Development Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Cultural Development Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Lentuo Cultural Development Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Weitzman Vehicle Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Weitzman Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Weitzman Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Weitzman Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Lentuo Tongda Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2010 Beijing Lentuo Tongda Co., Ltd. [Member] CNY	Dec. 31, 2012 Tonghe Advertising Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Tonghe Advertising Co., Ltd. [Member] CNY	Dec. 31, 2011 Tonghe Advertising Co., Ltd. [Member] CNY	Dec. 31, 2010 Tonghe Advertising Co., Ltd. [Member] CNY	Dec. 31, 2012 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2011 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] CNY	Dec. 31, 2010 Lentuo Second hand Motor Vehicle Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Short-term loans to related parties				301,408				250,669								251				50,488
Repayments of short-term loans to related parties				603,478				528,774								442				74,262
Temporary funding to related parties	19,395	120,836	222,962	110,534	3,856	24,024															8,883	55,343					186,805		1,037	6,460	720		5,619	35,009	35,437					18,731								25,136				62,496				4,171
Repayments of temporary funding to related parties	22,128	137,863	186,805	116,549	3,856	24,024			321	2,000																	186,805		6,703	41,760			11,248	70,079						20,716				4,030				25,136				62,496				4,171
Temporary funding from related parties	7,611	47,417	129,935	13,986	4,401	27,417		13,553												433					3,210	20,000	129,935
Repayments of temporary funding from related parties	9,216	57,417	133,488	1,662	4,401	27,417	13,553													433					4,815	30,000	119,935																					1,038								191
Distribution of assets to shareholders								123,078
Interest received from related parties																					56	352
Amounts due from related parties	9,283	57,830	74,857								2,000																		399	2,487	37,787				35,070
Amounts due to related parties			10,000																								10,000
Interest rate																					1.38%	1.38%
Average balance due from related parties	10,649	66,344	37,429	154,043
Average balance due to related parties	803	5,000	11,777	7,391
Short-term loan guaranteed by the Group																									$ 32,102	200,000